DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE

13. DEFERRED REVENUE

	As of December 31,
	2024	2025
	RMB	RMB

Deferred merchandise revenue	7,256	8,850
Deferred marketplace revenue	1,175	2,184
Deferred other revenue	165	81
Total deferred revenue	8,596	11,115

The revenue recognized in the years ended December 31, 2023, 2024 and 2025 that was included in deferred revenue as of the beginning of each respective period were RMB 21,748, RMB 9,412 and RMB 8,596, respectively.